Commitments and Contingencies - Letter of Credit (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Letters of Credit
Letters of credit under an office lease agreement which primarily guaranteed early termination fees in the event of default	$ 0.7	$ 0.7	$ 0.6